Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	7 Months Ended	12 Months Ended	33 Months Ended		35 Months Ended		41 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jul. 13, 2022	Apr. 28, 2022	Mar. 31, 2022	Nov. 05, 2021
C000235149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Tradr 2X Long Innovation ETF (TARK)
Account Value		$ 3,807	$ 3,807	$ 3,807	$ 3,807		$ 3,807		$ 3,807										$ 5,322	$ 4,289		$ 10,000
Average Annual Return, Percent				(28.46%)			(28.13%)	[1]
C000235537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Tradr 2X Short TSLA Daily ETF (TSLQ)
Account Value		1,873	1,873	$ 1,873	$ 1,873		$ 1,873		1,873										8,915	8,703	$ 10,000
Average Annual Return, Percent				(78.99%)	(46.04%)	[2]
C000235548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Tradr 1.5X Short NVDA Daily ETF (NVDS)
Account Value		327	327	$ 327	$ 327		327		327										618	3,384	10,000
Average Annual Return, Percent				(47.05%)	(71.61%)	[3]
C000236570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Tradr 1X Short Innovation Daily ETF (SARK)
Account Value		9,406	9,406	$ 9,406	$ 9,406		9,406		$ 9,406										12,532	16,538			$ 15,423	$ 10,000
Average Annual Return, Percent				(24.95%)					(1.79%)	[4]
C000251511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)
Account Value		9,210	$ 9,210	$ 9,210	9,210		9,210		$ 9,210		$ 10,951	$ 11,651	$ 11,247	$ 11,224	$ 10,200	$ 10,456	$ 10,000	$ 10,000
Average Annual Return, Percent	[5]		(7.90%)
C000251512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)
Account Value		$ 8,796	$ 8,796	$ 8,796	8,796		8,796		8,796		10,496	11,160	10,768	10,748	9,756	10,000
Average Annual Return, Percent	[6]	(12.04%)
C000251519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Tradr 2X Long SPY Quarterly ETF (SPYQ)
Account Value		$ 9,192	9,192	$ 9,192	9,192		9,192		9,192		10,428	10,760	10,280	10,864	9,748	10,000
Average Annual Return, Percent	[7]	(8.08%)
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value		$ 13,698	$ 13,698	$ 13,698	$ 13,698		$ 13,698		$ 13,698		10,611	10,751	10,460	10,715	10,121	10,214	10,000	10,000	12,654	9,743	$ 10,000	10,000	9,702	10,000
Average Annual Return, Percent		(1.97%) [7]	0.13% [5]	8.25%	17.21%	[3]	11.36%	[1]	7.00%	[4]
ARK Innovation ETF Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ARK Innovation ETF Index
Account Value		$ 9,736	$ 9,736	$ 9,736	$ 9,736		$ 9,736		$ 9,736										$ 10,248	$ 8,255		$ 10,000	$ 5,421	$ 10,000
Average Annual Return, Percent				(4.99%)			(0.91%)	[1]	(24.24%)	[4]
Nasdaq 100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq 100
Account Value		$ 9,894	$ 9,894	$ 9,894	$ 9,894		$ 9,894		$ 9,894		$ 10,709	$ 11,005	$ 10,763	$ 10,714	$ 10,173	$ 10,257	$ 10,000	$ 10,000
Average Annual Return, Percent	[5]		(1.06%)

[1]	The Fund commenced operations on April 28, 2022.
[2]	The Fund commenced operations on July 13, 2022.
[3]	The Fund commenced operations on July 13, 2022.
[4]	The Fund commenced operations on November 5, 2021.
[5]	The Fund commenced operations on August 30, 2024.
[6]	The Fund commenced operations on September 30, 2024.
[7]	The Fund commenced operations on September 30, 2024.